Leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Leases

8.	LEASES

The adoption of the new lease guidance did not have a material impact on the Company’s results of operations or liquidity, but resulted in the recognition of operating lease liabilities and operating lease right-of-use assets on its balance sheets. Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. The Company leased various training centers in the PRC, under operating leases terminating in August 2019 through August 2022. Rent expense for the six months ended June 30, 2019 was $95,295. The Company has one operating lease with the lease term over one year expiring in March 2022, which is classified as operating leases. There are no residual value guarantees and no restrictions or covenants imposed by the lease. As of June 30, 2019, The Company has $425,565 of right-of-use assets, $151,310 in current operating lease liabilities and $274,255 in non-current operating lease liabilities as of June 30, 2019.

Significant assumptions and judgments made as part of the adoption of this new lease standard include determining (i) whether a contract contains a lease, (ii) whether a contract involves an identified asset, and (iii) which party to the contract directs the use of the asset. The discount rates used to calculate the present value of lease payments were determined based on hypothetical borrowing rates available to the Company over terms similar to the lease terms.

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

As of June 30, 2019
(Unaudited)
Within 1 year	$278,879
After 1 year but within 5 years	348,569
Total lease payments	$627,448
Less: unrecognized lease obligations	(171,076)
Less: imputed interest	(30,807)
Total lease obligations	425,565
Less: current obligations	(151,310)
Long-term lease obligations	$274,255

Other information:

For the six months ended June 30, 2019
(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:	$
Operating cash flow from operating lease	68,086
Right-of-use assets obtained in exchange for operating lease liabilities	485,282
Remaining lease term for operating lease (years)	2.75
Weighted average discount rate for operating lease	4.75%